SUPPLEMENT Dated February 14, 2008
To The Prospectus Dated April 30, 2007

ING GoldenSelect Access	ING SmartDesign Variable Annuity
ING GoldenSelect Premium Plus	ING SmartDesign Advantage
ING GoldenSelect Landmark	ING SmartDesign Signature
ING GoldenSelect ESII	Wells Fargo Landmark
ING GoldenSelect Generations	Wells Fargo Opportunities
ING GoldenSelect DVA Plus

For Variable Annuity Contracts
Issued By ING USA Annuity and Life Insurance Company
Through Its Separate Account B

This supplement updates prospectus. Please read it carefully and keep it with your copy of the prospectus for future reference. If you have any questions, please call our Customer Contact Center at 1-800-366-
0066.

On January 31, 2008, the Board of Trustees of the ING Investors Trust and of the ING Variable Insurance
Trust approved a proposal to liquidate the ING EquitiesPlus Portfolio (Class S) and the ING VP Global
Equity Dividend Portfolio, respectively. The proposed liquidation is subject to shareholder approval. If shareholder approval is obtained, it is expected that the liquidation will take place during the second quarter of 2008, on or about April 28, 2008.

Before the liquidation date, you may reallocate contract value in the portfolios to another portfolio available under the Contract. Contract value remaining in the portfolios on the liquidation date will be reallocated to the ING Liquid Assets Portfolio (Class S). Thereafter, the ING EquitiesPlus Portfolio
(Class S) and the ING VP Global Equity Dividend Portfolio will no longer be available under the
Contract.

The ING Liquid Assets Portfolio is a Special Fund for purposes of determining your Contract’s death benefit and the value of your benefits under any living benefit rider, as applicable.

ING USA– 148148	02/2008

SUPPLEMENT Dated February 14, 2008
To The Prospectus Dated April 30, 2007

ING GoldenSelect Opportunities
ING GoldenSelect Legends

For Variable Annuity Contracts
Issued By ING USA Annuity and Life Insurance Company
Through Its Separate Account B

This supplement updates the current prospectus. Please read it carefully and keep it with your copy of the prospectus for future reference. If you have any questions, please call our Customer Contact Center at 1-800-366-0066.

On January 31, 2008, the Board of Trustees of the ING Investors Trust and of the ING Variable Insurance
Trust approved a proposal to liquidate the ING EquitiesPlus Portfolio (Class S) and the ING VP Global
Equity Dividend Portfolio, respectively. The proposed liquidation is subject to shareholder approval. If shareholder approval is obtained, it is expected that the liquidation will take place during the second quarter of 2008, on or about April 28, 2008.

Before the liquidation date, you may reallocate contract value in the portfolios to another portfolio available under the Contract. Contract value remaining in the portfolios on the liquidation date will be reallocated to the ING Liquid Assets Portfolio (Service Class 2). Thereafter, the ING EquitiesPlus
Portfolio (Class S) and the ING VP Global Equity Dividend Portfolio will no longer be available under the Contract.

The ING Liquid Assets Portfolio is a Special Fund for purposes of determining your Contract’s death benefit and the value of your benefits under any living benefit rider, as applicable.

Opportunites-Legends – 148150	02/2008